Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
Note 11. Related Party Transactions
Through the closing of the Self Administration Transaction on June 28, 2019, we incurred expenses under the following advisory and property management agreements; commencing on such closing and continuing thereafter we no longer incur such expenses. The Former Dealer Manager Agreement and the Transfer Agent Agreement described below were not impacted by the Self Administration Transaction.

Fees to Affiliates
Our Advisory Agreement with our Former External Advisor, our dealer manager agreement, as amended (“Former Dealer Manager Agreement”) with our Former Dealer Manager, our Property Management Agreements with our Former External Property Managers and our Transfer Agent Agreement with our Transfer Agent entitle such affiliates to specified fees upon the provision of certain services with regard to our Offering and investment of funds in real estate properties, among other services, as well as certain reimbursements, as described below.
Advisory Agreement
Prior to the Self Administration Transaction we did not have any employees. Our Former External Advisor was primarily responsible for managing our business affairs and carrying out the directives of our board of directors. Our Former External Advisor received various fees and expenses under the terms of our Advisory Agreement. As a result of the Self Administration Transaction, on June 28, 2019, we acquired approximately 350 self storage professionals and other personnel and now perform such services on our own behalf.
Our Former External Advisor received acquisition fees equal to 1.75% of the contract purchase price of each property we acquired plus reimbursement of any acquisition expenses incurred by our Former External Advisor. Our Former External Advisor also received a monthly asset management fee equal to 0.05208%, which is one-twelfth
of 0.625%, of our aggregate asset value, as defined in the Advisory Agreement.
Pursuant to the Advisory Agreement, our Former External Advisor was entitled to reimbursement of our Former External Advisor’s direct and indirect costs of providing administrative and management services to us.
Former Dealer Manager Agreement
In connection with our Primary Offering, our Former Dealer Manager received a sales commission of up to 7.0% of gross proceeds from sales of Class A Shares and up to 2.0% of gross proceeds from the sales of Class T Shares in the Primary Offering and a dealer manager fee up to 3.0% of gross proceeds from sales of both Class A Shares and Class T Shares in the Primary Offering under the terms of the Former Dealer Manager Agreement. In addition, our Former Dealer Manager receives an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365th of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. We will cease paying the stockholder servicing fee with respect to the Class T Shares sold in the Primary Offering at the earlier of (i) the date we list our shares on a national securities exchange, merge or consolidate with or into another entity, or sell or dispose of all or substantially all of our assets; (ii) the date at which the aggregate underwriting compensation from all sources equals 10% of the gross proceeds from the sale of both Class A Shares and Class T Shares in our Primary Offering (i.e., excluding proceeds from sales pursuant to our distribution reinvestment plan), which calculation shall be made by us with the assistance of our Former Dealer Manager commencing after the termination of the Primary Offering; (iii) the fifth anniversary of the last day of the fiscal quarter in which our Primary Offering (i.e., excluding our distribution reinvestment plan offering) terminated; and (iv) the date that such Class T Share is redeemed or is no longer outstanding. Our Former Dealer Manager entered into participating dealer agreements with certain other broker-dealers which authorized them to sell our shares. Upon sale of our shares by such broker-dealers, our Former Dealer Manager re-allowed
all of the sales commissions and, subject to certain limitations, the stockholder servicing fees paid in connection with sales made by these broker-dealers.
Affiliated Former Dealer Manager
SAM owns a 15%
non-voting
equity interest in our Former Dealer Manager. Affiliates of our Former Dealer Manager own limited partnership interests in our Operating Partnership.

Transfer Agent Agreement
SAM owns 100% of the membership interests of Strategic Transfer Agent Services, LLC, our transfer agent (“Transfer Agent”), which is a registered transfer agent with the SEC. Pursuant to our transfer agent agreement, our Transfer Agent provides transfer agent and registrar services to us. These services are substantially similar to what a third party transfer agent would provide in the ordinary course of performing its functions as a transfer agent, including, but not limited to: providing customer service to our stockholders, processing the distributions and any servicing fees with respect to our shares and issuing regular reports to our stockholder. Our Transfer Agent may retain and supervise third party vendors in its efforts to administer certain services. We believe that our Transfer Agent, through its knowledge and understanding of the direct participation program industry which includes non-traded
REITs, is particularly suited to provide us with transfer agent and registrar services. Our Transfer Agent also conducts transfer agent and registrar services for other non-traded
REITs sponsored by SRA.
Fees paid to our Transfer Agent are based on a fixed quarterly fee, one-time
account setup fees and monthly open account fees. In addition, we will reimburse our Transfer Agent for all reasonable expenses or other changes incurred by it in connection with the provision of its services to us, and we will pay our Transfer Agent fees for any additional services we may request from time to time, in accordance with its rates then in effect. Upon the request of our Transfer Agent, we may also advance payment for substantial reasonable out-of-pocket
expenditures to be incurred by it.
The initial term of the transfer agent agreement is three years, which term will be automatically renewed for one year successive terms, but either party may terminate the transfer agent agreement upon 90 days’ prior written notice. In the event that we terminate the transfer agent agreement, other than for cause, we will pay our transfer agent all amounts that would have otherwise accrued during the remaining term of the transfer agent agreement; provided, however, that when calculating the remaining months in the term for such purposes, such term is deemed to be a 12 month period starting from the date of the most recent annual anniversary date.
Property Management Agreements
As a result of the Self Administration Transaction, we now perform property management services on our own behalf.
Through June 28, 2019, pursuant to the property management agreements, our Former External Property Managers received: (i) a monthly management fee for each property equal to the greater of $3,000 or 6% of the gross revenues from the properties plus reimbursement of the property manager’s costs of managing the properties and (ii) a construction management fee equal to 5% of the cost of construction or capital improvement work in excess of $10,000. In addition, we had agreed with our Former External Property Managers or an affiliate to share equally in the net revenue attributable to the sale of tenant insurance, protection plans, or other indemnity plans at our properties. With respect to each new property we acquired for which we entered into a property management agreement with our Former External Property Managers we paid our Former External Property Managers a one-time
start-up
fee in the amount of $3,750.
Our self storage properties located in Canada were subject to separate property management agreements with our Former External Property Managers on terms substantially the same as the amended property management agreements described above.
All of our properties in the United States and Canada are operated under the “SmartStop
®
Self Storage” brand, which as a result of the Self Administration Transaction we now own.

Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the year ended December 31, 2019, and the nine months ended September 30, 2020, as well as any related amounts payable as of December 31, 2019 and September 30, 2020:

	Year Ended December 31, 2019			Nine Months Ended September 30, 2020
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Operating expenses	$975,985	$1,185,370	$—	$—	$—	$—
Transfer Agent fees	324,943	374,404	—	465,520	438,520	27,000
Asset management fees	3,622,559	3,622,559	—	—	—	—
Property management fees	2,983,110	2,983,110	—	—	—	—
Acquisition expenses	84,061	84,061	—	—	—	—
Capitalized
Acquisition costs	235,932	235,932	—	—	—	—
Self Administration Transaction working capital true-up	493,785	493,785	—	—	—	—
Additional paid-in capital
Stockholder servicing fee (1)	—	667,651	1,277,340	—	485,675	791,665

Total	$8,720,375	$9,646,872	$1,277,340	$465,520	$924,195	$818,665

(1)
We pay our Former Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365 th
of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering.

Please see Note 3 – Real Estate Facilities and Note 4 – Self Administration Transaction for detail regarding additional related party transactions.
Tenant Programs
We may offer a tenant insurance plan, tenant protection plan or similar program (collectively “Tenant Programs”) to customers at our properties. We and an affiliate of our Former External Property Manager previously agreed to transfer our respective rights in such Tenant Programs revenue to a joint venture owned 50% by our TRS subsidiary and, through the date of the Self Administration Transaction, 50% by our Former External Property Manager’s affiliate (the “Former PM Affiliate”). Under the terms of the joint venture agreement, the TRS received 50% of the net economics generated from such Tenant Programs and the Former PM Affiliate received the other 50% of such net economics. In addition, we shared equally in the net revenue attributable to the sale of Tenant Programs at the properties we acquired in the SSGT Mergers on substantially similar terms as set forth above. In connection with the Self Administration Transaction we now wholly-own
both such Tenant Programs joint venture entities.
For the three and nine months ended September 30, 2020, we recorded net revenues of approximately $1.2 million and $3.1 million, respectively, related to Tenant Programs which was included in ancillary operating revenue in the consolidated statements of operations. For the three and nine months ended September 30, 2019, we recorded net revenues of approximately $1.0 million and $2.0 million, respectively, related to Tenant Programs which was included in ancillary operating revenue in the consolidated statements of operations.
Acquisition of Self Storage Platform from SmartStop Asset Management, LLC and Other Transactions
As a result of the Self Administration Transaction, the advisor and property manager entities of SST IV and SSGT II, became our indirect subsidiaries. As a result, we are entitled to receive various fees and expense reimbursements under the terms of the SST IV and SSGT II advisory and property management agreements as described below.

Investment in Managed REIT
On September 21, 2020, a wholly owned subsidiary of our Operating Partnership (the “Preferred Investor”), entered into a preferred unit purchase agreement (the “SSGT II Unit Purchase Agreement”) with SS Growth Operating Partnership II, L.P. (the “SSGT II OP”) and SSGT II. Pursuant to the terms of the SSGT II Unit Purchase Agreement, the Preferred Investor agreed to purchase, in one or more tranches, up to 1.6 million units of limited partnership interest in SSGT II OP (the “SSGT II Preferred Units”) for an aggregate of up to $40 million (the “SSGT II Investment”). Upon the closing of each tranche of the SSGT II Investment, the Preferred Investor will be due an investment fee equal to 1% of the investment amount of such tranche. The Preferred Investor will receive distributions, payable monthly in arrears, at a rate of 7.25% per annum from the date of investment until 180 days after the date of investment, 8.25% per annum from 181 days after the date of investment until 360 days after the date of investment, and 9.25% per annum thereafter (collectively, the “Pay Rate”). The proceeds of the SSGT II Investment may be used by SSGT II OP to finance self-storage acquisition, development, and improvement activities, and working capital or other general partnership purposes. Each SSGT II Preferred Unit has a liquidation preference of $25.00, plus all accumulated and unpaid distributions. The foregoing distributions shall be payable monthly, and calculated on an actual/360 day basis, and any unpaid distributions shall accrue at the applicable Pay Rate.
On September 21, 2020, the Preferred Investor invested approximately $6.5 million in the SSGT II Operating Partnership. Such investment is included in investments in and advances to Managed REITs in our consolidated balance sheets. As of September 30, 2020, we were potentially required to purchase an additional $33.5 million in SSGT II Preferred Units.
For the three months ended September 30, 2020, we recorded income related to the SSGT II Preferred Units, totaling approximately $13,000 which is recorded within the Other line item in our consolidated statements of operations.
Subsequent to September 30, 2020, on October 29, 2020, and November 4, 2020, the Preferred Investor made additional preferred investments into SSGT II Operating Partnership of approximately $13 million and $13 million, respectively, increasing the total investment in SSGT II Preferred Units to approximately $32.5 million, and decreasing our potential requirement to purchase additional units to $7.5 million. On November 12, 2020, SSGT II redeemed $19 million of our SSGT II Preferred Units, reducing our investment in SSGT II Preferred Units to $13.5 million. See Note 16 - Subsequent Events, for additional information.
Advisory Agreement Fees
Our indirect subsidiaries, Strategic Storage Advisor IV, LLC, the advisor to SST IV (the “SST IV Advisor”), and SS Growth Advisor II, LLC, the advisor to SSGT II (the “SSGT II Advisor”), are entitled to receive various fees and expense reimbursements under the terms of the SST IV and SSGT II advisory agreements.
SST IV Advisory Agreement
The SST IV Advisor provides acquisition and advisory services to SST IV pursuant to an advisory agreement (the “SST IV Advisory Agreement”). SST IV is required to reimburse SST IV Advisor for organization and offering costs under the SST IV Advisory Agreement; however, the SST IV Advisor funds, and will not be reimbursed for 1.15% of the gross offering proceeds from the sale of Class W shares sold in the SST IV offering. Such amounts for the three and nine months ended September 30, 2020 totaled approximately none and $25,000, respectively. The SST IV Advisor will be required to reimburse SST IV within 60 days after the end of the month in which the SST IV public offering terminates to the extent SST IV paid or reimbursed organization and offering costs (excluding sales commissions and dealer manager fees) in excess of 3.5% of the gross offering proceeds from the SST IV offering. The SST IV Advisory Agreement also requires the SST IV Advisor to reimburse SST IV to the extent that offering expenses, including sales commissions, dealer manager fees and organization and offering expenses, are in excess of 15% of gross proceeds from the SST IV offering.

Effective as of April 30, 2020, SST IV suspended its offering due to various factors, including the uncertainty relating to the ongoing
COVID-19
outbreak and its potential economic impact, the status of fundraising in the non-traded
REIT industry due to such uncertainty and the termination of their dealer manager agreement. The termination of their public offering occurred on September 11, 2020.
Subsequent to the termination of SST IV’s primary offering, they determined that total organization and offering costs did not exceed 3.5% of the gross proceeds received from their primary offering, and thus we were not required to reimburse SST IV. Additionally, they determined that total organization and offering costs will not exceed 15% of the gross proceeds received in their primary offering, and thus we will not be required to reimburse SST IV for any excess offering costs.
The SST IV Advisor also receives a monthly asset management fee equal to 0.0833%, which is one-twelfth
of 1%, of SST IV’s aggregate asset value, as defined.
The SST IV Advisor may potentially also be entitled to various subordinated distributions under SST IV’s operating partnership agreement pursuant to the special limited partnership interest and its cash flow participation distribution rights if SST IV (1) lists its shares of common stock on a national exchange, (2) terminates the SST IV Advisory Agreement, (3) liquidates its portfolio, or (4) enters into an Extraordinary Transaction, as defined in the SST IV operating partnership agreement.
The SST IV Advisory Agreement provides for reimbursement of the SST IV Advisor’s direct and indirect costs of providing administrative and management services to SST IV. The SST IV Advisor will be required to pay or reimburse SST IV the amount by which SST IV’s aggregate annual operating expenses, as defined, exceed the greater of 2% of SST IV’s average invested assets or 25% of SST IV’s net income, as defined, unless a majority of SST IV’s independent directors determine that such excess expenses were justified based on unusual and non-recurring
factors.
SSGT II Advisory Agreement
The SSGT II Advisor provides acquisition and advisory services to SSGT II pursuant to an advisory agreement (the “SSGT II Advisory Agreement”). In connection with the SSGT II private placement offering, SSGT II is required to reimburse the SSGT II Advisor for organization and offering costs from the SSGT II private offering pursuant to the SSGT II Advisory Agreement.
Effective as of April 30, 2020, SSGT II suspended their offering due to various factors, including the uncertainty relating to the ongoing
COVID-19
outbreak and its potential economic impact, the status of fundraising in the non-traded
REIT industry due to such uncertainty and the termination of their dealer manager agreement.
The SSGT II Advisor will receive a monthly asset management fee equal to 0.1042%, which is one-twelfth
of 1.25%, of SSGT II’s aggregate asset value, as defined.
The SSGT II Advisor may also be potentially entitled to various subordinated distributions under SSGT II’s operating partnership agreement pursuant to the special limited partnership interest and its cash flow participation distribution rights. So long as the SSGT II Advisory Agreement has not been terminated (including by means of non-renewal),
SSGT II is required to pay the SSGT II Advisor a distribution from its operating partnership (other than net sale proceeds), pursuant to a special limited partnership interest, equal to 10.0% of any amount distributed to stockholders in excess of the amount required to provide stockholders with an annual aggregate distribution equal to 5.0% (reflective of the weighted average purchase price per share), cumulative within the subject calendar year (as adjusted for partial periods outstanding). Such distribution will be reconciled and paid annually. The cash flow participation distribution may be payable in cash or operating partnership units (or any combination thereof), at the election of the SSGT II Advisor.

The SSGT II Advisor may also be potentially entitled to various subordinated distributions under SSGT II’s operating partnership agreement if SSGT II (1) lists its shares of common stock on a national exchange, (2) terminates the SSGT II Advisory Agreement, (3) liquidates its portfolio, or (4) merges with another entity or enters into an Extraordinary Transaction, as defined in the SSGT II operating partnership agreement.
The SSGT II Advisory Agreement provides for reimbursement of the SSGT II Advisor’s direct and indirect costs of providing administrative and management services to SSGT II.
Managed REIT Property Management Agreements
Our indirect subsidiaries, Strategic Storage Property Management IV, LLC and SS Growth Property Management II, LLC (collectively the “Managed REITs Property Managers”), are entitled to receive fees for their services in managing the properties owned by the Managed REITs pursuant to property management agreements entered into between the owner of the property and the applicable Managed REIT’s Property Manager. The Managed REIT’s Property Managers will receive a property management fee equal to 6% of the gross revenues from the properties, generally subject to a monthly minimum of $3,000 per property, plus reimbursement of the costs of managing the properties, and a one-time
fee of $3,750 for each property acquired that would be managed by the Managed REITs Property Managers. Reimbursable costs and expenses include wages and salaries and other expenses of employees engaged in operating, managing and maintaining such properties. Pursuant to the property management agreements, we through our Operating Partnership employ the on-site
staff for the Managed REITs’ properties.
The SST IV property manager will be entitled to a construction management fee equal to 5% of the cost of a related construction or capital improvement work project in excess of $10,000.
Summary of Fees and Revenue Related to the Managed REITs
Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for the three and nine months ended September 30, 2020 and 2019:

Managed REIT Platform Revenues	Three Months Ended September 30, 2020	Three Months Ended September 30, 2019	Nine Months Ended September 30, 2020	Nine Months Ended September 30, 2019
Property management agreement – SST IV	$367,256	$288,026	$1,039,753	$296,300
Property management agreement – SSGT II	90,069	40,222	241,624	40,822
Advisory agreement – SST IV	813,052	490,844	2,358,906	506,470
Advisory agreement – SSGT II	281,839	117,380	788,932	121,942
Tenant Program revenue – SST IV	252,885	120,498	610,635	120,498
Tenant Program revenue – SSGT II	73,011	15,895	152,624	15,895
Other Managed REIT revenue (1)	172,909	119,800	495,227	119,800

Total	$2,051,021	$1,192,665	$5,687,701	$1,221,727

(1)	Such revenues primarily includes construction management and development fees.

Reimbursable costs from Managed REITs includes reimbursement of both the SST IV and SSGT II Advisors’ direct and indirect costs of providing administrative and management services to the Managed REITs. Additionally, reimbursable costs includes reimbursement pursuant to the property management agreements for reimbursement of the costs of managing the Managed REITs’ properties, including wages and salaries and other expenses of employees engaged in operating, managing and maintaining such properties.
As of September 30, 2020, we had receivables due from SST IV and SSGT II totaling approximately $314,000 and $6,000, respectively, and as of December 31, 2019, we had receivables due from SST IV and SSGT II totaling approximately $100,000 and $175,000, respectively. Such amounts are included in investments in and advances to the Managed REITs line-item in our consolidated balance sheets. Such amounts included unpaid amounts relative to the above table, in addition to other direct routine expenditures of the Managed REITs that we directly funded.
Administrative Services Agreement
For the three and nine months ended September 30, 2020, we incurred fees payable to SAM under the Administrative Services Agreement of approximately $82,000 and $1.9 million, respectively, which were recorded in the Managed REIT Platform expenses line item in our consolidated statement of operations for the three and nine months ended September 30, 2020. We recorded reimbursements from SAM of approximately $0.1 million and $0.3 million, respectively, related to services provided to SAM as well as reimbursements of rent and overhead for the portion of the Ladera Office occupied by SAM, which were included in Managed REIT Platform revenue in our consolidated statement of operations for the three and nine months ended September 30, 2020, respectively.
As of September 30, 2020, a receivable of approximately $37,000 was due from SAM related to the Administrative Services Agreement and included in the other assets line in our consolidated balance sheet.
As of December 31, 2019, a payable of approximately $0.3 million was due to SAM related to the Administrative Services Agreement and included in the due to affiliates line in our consolidated balance sheet.

Note 10. Related Party Transactions
Through the closing of the Self Administration Transaction on June 28, 2019, we incurred expenses under the following advisory and property management agreements; commencing on such closing and continuing thereafter we will no longer incur such expenses. The Dealer Manager Agreement and the Transfer Agent Agreement described below were not impacted by the Self Administration Transaction.
Fees to Affiliates
Our Advisory Agreement with our Former External Advisor, our dealer manager agreement, as amended (“Dealer Manager Agreement”) with our Dealer Manager, our Property Management Agreements with our Former External Property Managers and our Transfer Agent Agreement with our Transfer Agent entitle such affiliates to specified fees upon the provision of certain services with regard to the Offering and investment of funds in real estate properties, among other services, as well as certain reimbursements, as described below.
Advisory Agreement
Prior to the Self Administration Transaction we did not have any employees. Our Former External Advisor was primarily responsible for managing our business affairs and carrying out the directives of our board of directors. Our Former External Advisor received various fees and expenses under the terms of our Advisory Agreement. As a result of the Self Administration Transaction, on June 28, 2019 we acquired approximately 350 self storage professionals and other personnel and now perform such services on our own behalf.
Our Advisory Agreement also required our Former External Advisor to reimburse us to the extent that offering expenses, including sales commissions, dealer manager fees, stockholder servicing fees and organization and offering expenses, were in excess of 15% of gross proceeds from the Offering. However, subsequent to the termination of our Primary Offering on January 9, 2017, we determined offering expenses were not in excess of 15% of gross proceeds from the Offering, and thus there was no reimbursement.
Our Former External Advisor received acquisition fees equal to 1.75% of the contract purchase price of each property we acquired plus reimbursement of any acquisition expenses incurred by our Former External Advisor. Our Former External Advisor also received a monthly asset management fee equal to 0.05208%, which is one-twelfth
of 0.625%, of our aggregate asset value, as defined in the Advisory Agreement.
Under our Advisory Agreement, our Former External Advisor was entitled to receive disposition fees in an amount equal to the lesser of
(i) one-half
of the competitive real estate commission or (ii) 1% of the contract sale price for each property we sold, as long as our Former External Advisor provided substantial assistance in connection with the sale. The total real estate commissions paid (including the disposition fee paid to our Advisor) was limited to the lesser of a competitive real estate commission or an amount equal to 6% of the contract sale price of the property.
Our Former External Advisor was also entitled to various subordinated distributions pursuant to our Operating Partnership Agreement if we (1) listed our shares of common stock on a national exchange, (2) terminated our Advisory Agreement (other than a voluntary termination), (3) liquidated our portfolio, or (4) entered into an Extraordinary Transaction, as it was defined in the Operating Partnership Agreement.
Pursuant to the Advisory Agreement, our Former External Advisor was entitled to reimbursement of our Former External Advisor’s direct and indirect costs of providing administrative and management services to us. Pursuant to the Advisory Agreement, our Former External Advisor was obligated to pay or reimburse us the amount by which our aggregate annual operating expenses, as defined, exceeded the greater of 2% of our average invested assets or 25% of our net income, as defined, unless a majority of our independent directors determined that such excess expenses were justified based on unusual and non-recurring
factors.
Dealer Manager Agreement
In connection with our Primary Offering, our Dealer Manager received a sales commission of up to 7.0% of gross proceeds from sales of Class A Shares and up to 2.0% of gross proceeds from the sales of Class T Shares in the Primary Offering and a dealer manager fee up to 3.0% of gross proceeds from sales of both Class A Shares and Class T Shares in the Primary Offering under the terms of the Dealer Manager Agreement. In addition, our Dealer Manager receives an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365th of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. We will cease paying the stockholder servicing fee with respect to the Class T Shares sold in the Primary Offering at the earlier of (i) the date we list our shares on a national securities exchange, merge or consolidate with or into another entity, or sell or dispose of all or substantially all of our assets, (ii) the date at which the aggregate underwriting compensation from all sources equals 10% of the gross proceeds from the sale of both Class A Shares and Class T Shares in our Primary Offering (i.e., excluding proceeds from sales pursuant to our distribution reinvestment plan), which calculation shall be made by us with the assistance of our Dealer Manager commencing after the termination of the Primary Offering; (iii) the fifth anniversary of the last day of the fiscal quarter in which our Primary Offering (i.e., excluding our distribution reinvestment plan offering) terminated; and (iv) the date that such Class T Share is redeemed or is no longer outstanding. Our Dealer Manager entered into participating dealer agreements with certain other broker-dealers which authorized them to sell our shares. Upon sale of our shares by such broker-dealers, our Dealer Manager re-allowed
all of the sales commissions and, subject to certain limitations, the stockholder servicing fees paid in connection with sales made by these broker-dealers. Our Dealer Manager could also re-allow
to these broker-dealers a portion of their dealer manager fee as marketing fees, reimbursement of certain costs and expenses of attending training and education meetings sponsored by our Dealer Manager, payment of attendance fees required for employees of our Dealer Manager or other affiliates to attend retail seminars and public seminars sponsored by these broker-dealers, or to defray other distribution-related expenses. Our Dealer Manager also received reimbursement of bona fide due diligence expenses; however, to the extent these due diligence expenses could not be justified, any excess over actual due diligence expenses would have been considered underwriting compensation subject to a 10% FINRA limitation and, when aggregated with all other non-accountable
expenses in connection with our Offering, could not exceed 3% of gross offering proceeds from sales in the Offering.

Affiliated Dealer Manager
SAM owns a 15%
non-voting
equity interest in our Dealer Manager. Affiliates of our Dealer Manager own limited partnership interests in our Operating Partnership.
Transfer Agent Agreement
SAM owns 100% of the membership interests of Strategic Transfer Agent Services, LLC, our transfer agent (“Transfer Agent”), which is a registered transfer agent with the SEC. Pursuant to our transfer agent agreement, our Transfer Agent provides transfer agent and registrar services to us. These services are substantially similar to what a third party transfer agent would provide in the ordinary course of performing its functions as a transfer agent, including, but not limited to: providing customer service to our stockholders, processing the distributions and any servicing fees with respect to our shares and issuing regular reports to our stockholder. Our Transfer Agent may retain and supervise third party vendors in its efforts to administer certain services. We believe that our Transfer Agent, through its knowledge and understanding of the direct participation program industry which includes non-traded
REITs, is particularly suited to provide us with transfer agent and registrar services. Our Transfer Agent also conducts transfer agent and registrar services for other non-traded
REITs sponsored by SRA.
It is the duty of our board of directors to evaluate the performance of our Transfer Agent. Fees paid to our Transfer Agent are based on a fixed quarterly fee, one-time
account setup fees and monthly open account fees. In addition, we will reimburse our Transfer Agent for all reasonable expenses or other changes incurred by it in connection with the provision of its services to us, and we will pay our Transfer Agent fees for any additional services we may request from time to time, in accordance with its rates then in effect. Upon the request of our Transfer Agent, we may also advance payment for substantial reasonable out-of-pocket
expenditures to be incurred by it.
The initial term of the transfer agent agreement is three years, which term will be automatically renewed for one year successive terms, but either party may terminate the transfer agent agreement upon 90 days’ prior written notice. In the event that we terminate the transfer agent agreement, other than for cause, we will pay our transfer agent all amounts that would have otherwise accrued during the remaining term of the transfer agent agreement; provided, however, that when calculating the remaining months in the term for such purposes, such term is deemed to be a 12 month period starting from the date of the most recent annual anniversary date.
Property Management Agreements
From inception through June 28, 2019, our Former External Property Managers served as the property manager for each of our properties pursuant to separate property management agreements. From October 1, 2015 through September 30, 2017, our Former External Property Managers contracted with Extra Space for Extra Space to serve as the sub-property
manager for each of our properties located in the United States pursuant to separate sub-property
management agreements for each property. Effective October 1, 2017, our Former External Property Managers terminated their sub-property
management agreements with Extra Space. Our Former External Property Managers thereafter managed all our properties directly. An affiliate of our Former External Property Managers reacquired the rights to the “SmartStop
®
 Self Storage” brand in the United States during 2017. As a result, our properties began using the “SmartStop
®
 Self Storage” brand in the United States effective October 1, 2017. In connection with the terminations, each property management agreement that was subject to a sub-property
management agreement with Extra Space was amended and, where applicable, we paid Extra Space a termination fee, as described below. As a result of the Self Administration Transaction, we acquired approximately 350 self storage professionals and other personnel and now perform such services on our own behalf.

Pursuant to the amended property management agreements, our Former External Property Managers received: (i) a monthly management fee for each property equal to the greater of $3,000 or 6% of the gross revenues from the properties plus reimbursement of the property manager’s costs of managing the properties and (ii) a construction management fee equal to 5% of the cost of construction or capital improvement work in excess of $10,000. In addition, we had agreed with our Former External Property Managers or an affiliate to share equally in the net revenue attributable to the sale of tenant insurance, protection plans, or other indemnity plans at our properties. With respect to each new property we acquired for which we entered into a property management agreement with our Former External Property Managers we paid our Former External Property Managers a one-time
start-up
fee in the amount of $3,750.
Our self storage properties located in Canada were subject to separate property management agreements with our Former External Property Managers on terms substantially the same as the amended property management agreements described above.
All of our properties in the United States and Canada are operated under the “SmartStop
®
Self Storage” brand, which as a result of the Self Administration Transaction we now own.
Prior Arrangements (effective between October 1, 2015 and September 30, 2017)
Under the property management agreements in effect for properties we owned between October 1, 2015 through September 30, 2017 for our properties located in the United States, our Former External Property Manager received a monthly management fee for each property equal to the greater of $2,500 or 6% of the gross revenues, plus reimbursement of our Former External Property Manager’s costs of managing the properties. In addition, Extra Space agreed to pay up to $25,000 per property toward the signage and set-up
costs associated with converting such property to the Extra Space brand (the
“Set-Up
Amount”). The property management agreements had a three year term and automatically renewed for successive one year periods thereafter, unless we or our Former External Property Manager provided prior written notice at least 90 days prior to the expiration of the term. In general, if we terminated a property management agreement without cause during the initial three year term, we would have been required to pay our Former External Property Manager a termination fee equal to the
Set-Up
Amount, reduced by 1/36th of the
Set-Up
Amount for every full month of the term that had elapsed. After the end of the initial three year term, we could have terminated a property management agreement on 30 days prior written notice without payment of a termination fee. Our Formal External Property Manager could have terminated a property management agreement on 60 days prior written notice to us.
The
sub-property
management agreements between our Former External Property Manager and Extra Space were substantially the same as the foregoing property management agreements. Under the sub-property
management agreements, our Formal External Property Manager paid Extra Space a monthly management fee for each property equal to the greater of $2,500 or 6% of the gross revenues, plus reimbursement of Extra Space’s costs of managing the properties; provided, however that no management fee was due and payable to Extra Space for the months of January and July each year during the term. Extra Space had the exclusive right to offer tenant insurance to the tenants and was entitled to all of the benefits of such tenant insurance. The sub-property
management agreements also had a three year term and automatically renewed for successive one year periods thereafter, unless our Former External Property Manager or Extra Space provided prior written notice at least 90 days prior to the expiration of the term. In general, if our Former External Property Manager terminated a sub-property
management agreement without cause during the initial three year term, it would have been required to pay Extra Space a termination fee equal to the
Set-Up
Amount, reduced by 1/36th of the
Set-Up
Amount for every full month of the term that had elapsed. After the end of the initial three year term, our Former External Property Manager could have terminated a sub-property
management agreement on 30 days prior written notice without payment of a termination fee. Extra Space could have terminated a sub-property
management agreement on 60 days prior written notice to our Former External Property Manager.

Termination of
Sub-property
Manager
As of October 1, 2017, our Former External Property Manager terminated each sub-property
management agreement with Extra Space, and we amended each of our corresponding property management agreements as described below. To the extent a termination fee would have been owed by any of our property-owning subsidiaries had its corresponding property management agreement with our Former External Property Manager been terminated, each such property-owning subsidiary agreed to pay the termination fee owed by our Former External Property Manager in accordance with its termination of the sub-property
management agreements. The aggregate costs incurred in connection with the property management changes were approximately $0.8 million. This amount was included in property operating expenses – affiliates in the accompanying consolidated statements of operations for the year ended December 31, 2017.

Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the years ended December 31, 2018 and 2019, as well as any related amounts payable as of December 31, 2018 and 2019:

	Year Ended December 31, 2018			Year Ended December 31, 2019
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Operating expenses	$2,199,596	$2,336,075	$209,385	$975,985	$1,185,370	$—
Transfer Agent fees	352,300	302,839	49,461	324,943	374,404	—
Asset management fees	5,445,528	5,445,528	—	3,622,558	3,622,558	—
Property management fees	4,809,106	4,809,106	—	2,983,111	2,983,111	—
Acquisition expenses	72,179	72,179	—	84,061	84,061	—
Capitalized
Acquisition costs	48,664	48,664	—	235,932	235,932	—
Self Administration Transaction working capital true-up	—	—	—	493,785	493,785	—
Additional paid-in capital
Stockholder servicing fee (1)	—	675,049	1,944,991	—	667,651	1,277,340

Total	$12,927,373	$13,689,440	$2,203,837	$8,720,375	$9,646,872	$1,277,340

(1)
We pay our Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365 th
of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering.

Please see Note 3 – Real Estate Facilities and Note 4 – Self Administration Transaction for detail regarding additional related party transactions.
Tenant Programs
We may offer a tenant insurance plan, tenant protection plan or similar program (collectively “Tenant Programs”) to customers at our properties. We and an affiliate of our Former External Property Manager previously agreed to transfer our respective rights in such Tenant Programs revenue to a joint venture owned 50% by our TRS subsidiary and, through the date of the Self Administration Transaction, 50% by our Former External Property Manager’s affiliate (the “Former PM Affiliate”). Under the terms of the joint venture agreement, the TRS received 50% of the net economics generated from such Tenant Programs and the Former PM Affiliate received the other 50% of such net economics. In addition, we share equally in the net revenue attributable to the sale of Tenant Programs at the properties we acquired in the SSGT Mergers on substantially similar terms as set forth above. In connection with the Self Administration Transaction we now wholly-own
both such Tenant Programs joint venture entities.
For the years ended December 31, 2019, 2018 and 2017, we recorded net revenues of approximately $2.9 million, $1.5 million, and $0.3 million, respectively, related to Tenant Programs which was included in ancillary operating revenue in the consolidated statements of operations.

Storage Auction Program
In connection with the Self Administration Transaction we now own a minority interest in a company that owns 50% of an online auction company (the “Auction Company”) that serves as a web portal for self storage companies to post their auctions for the contents of abandoned storage units online instead of using live auctions conducted at the self storage facilities. The Auction Company receives a service fee for such services. During the years ended December 31, 2019, 2018 and 2017 we paid approximately $45,000, $43,000, and none, respectively, in fees to the Auction Company related to our properties. Our properties receive the proceeds from such online auctions.
Toronto Merger
On February 1, 2017, we entered into a definitive Agreement and Plan of Merger (the “Toronto Merger Agreement”) pursuant to which SST II Toronto Acquisition, LLC, a wholly owned and newly formed subsidiary of our Operating Partnership, merged (the “Toronto Merger”) with and into SS Toronto, a subsidiary of our Sponsor, with SS Toronto surviving the Toronto Merger and becoming a wholly owned subsidiary of our Operating Partnership. In connection with the Toronto Merger, we acquired five self storage properties located in the Greater Toronto Areas of North York, Mississauga, Brampton, Pickering and Scarborough (the “SS Toronto Properties”). Each property is operated under the “SmartStop” brand.

At the effective time of the Toronto Merger, each share of common stock, $0.001 par value per share, of SS Toronto issued and outstanding was automatically converted into the right to receive $11.0651 USD in cash and 0.7311 Class A Units of our Operating Partnership. We paid an aggregate of approximately $7.3 million USD in cash consideration and issued an aggregate of approximately 483,197 Class A Units of our Operating Partnership to the common stockholders of SS Toronto, consisting of Strategic 1031 and SS Toronto REIT Advisors, Inc., affiliates of our Sponsor. We acquired the SS Toronto Properties subject to approximately $50.1 million CAD (approximately $38.4 million USD) in outstanding debt (as described further below), approximately $0.8 million in other net liabilities, and paid approximately $33.1 million USD to an affiliate of Extra Space as repayment of outstanding debt and accrued interest owed by SS Toronto. No acquisition fee was paid to our Advisor for the Toronto Merger.
The terms of the Toronto Merger and the execution of the Toronto Merger Agreement were recommended by a special committee (the “Special Committee”) of our board of directors consisting of the Nominating and Corporate Governance Committee, the members of which were all of our independent directors. The Special Committee, with the assistance of its independent financial advisor and independent legal counsel, approved the transaction and determined that the Toronto Merger and the other transactions contemplated by the Toronto Merger Agreement were advisable and in the best interests of us, were fair and reasonable to us and were on terms and conditions not less favorable to us than those available from unaffiliated third parties.
In connection with the Toronto Merger, we entered into guarantees, dated as of February 1, 2017 (the “Guarantees”), under which we agreed to guarantee certain obligations of SS Toronto. The SS Toronto loans consist of (i) term loans totaling approximately $34.8 million CAD pursuant to promissory notes executed by SS Toronto in favor of Bank of Montreal on June 3, 2016, and (ii) mortgage financings in the aggregate amount of up to $17.7 million CAD pursuant to two promissory notes executed by subsidiaries of SS Toronto in favor of DUCA Financial Services Credit Union Ltd. on June 3, 2016. These loans were paid off in full on October 11, 2018 in conjunction with the Canadian CitiBank loan. Please see Note 6 for more information.
Acquisition of Self Storage Platform from SmartStop Asset Management, LLC and Other Transactions
As a result of the Self Administration Transaction, the advisor and property manager entities of SST IV and SSGT II, became our indirect subsidiaries. As a result, we are entitled to receive various fees and expense reimbursements under the terms of the SST IV and SSGT II advisory and property management agreements as described below.
Advisory Agreement Fees
Our indirect subsidiaries, Strategic Storage Advisor IV, LLC, the advisor to SST IV (the “SST IV Advisor”), and SS Growth Advisor II, LLC, the advisor to SSGT II (the “SSGT II Advisor”), are entitled to receive various fees and expense reimbursements under the terms of the SST IV and SSGT II advisory agreements.
SST IV Advisory Agreement
The SST IV Advisor provides acquisition and advisory services to SST IV pursuant to an advisory agreement (the “SST IV Advisory Agreement”). SST IV is required to reimburse SST IV Advisor for organization and offering costs under the SST IV Advisory Agreement; however, the SST IV Advisor funds, and will not be reimbursed for 1.15% of the gross offering proceeds from the sale of class W shares sold in the SST IV offering. Such amounts for the year ended December 31, 2019 totaled approximately $41,000. The SST IV Advisor will be required to reimburse SST IV within 60 days after the end of the month in which the SST IV public offering terminates to the extent SST IV paid or reimbursed organization and offering costs (excluding sales commissions and dealer manager fees) in excess of 3.5% of the gross offering proceeds from the SST IV offering. The SST IV Advisory Agreement also requires the SST IV Advisor to reimburse SST IV to the extent that offering expenses, including sales commissions, dealer manager fees and organization and offering expenses, are in excess of 15% of gross proceeds from the SST IV offering.
The SST IV Advisor also receives a monthly asset management fee equal to 0.0833%, which is one-twelfth
of 1%, of SST IV’s aggregate asset value, as defined.
The SST IV Advisor may potentially also be entitled to various subordinated distributions under the SST IV’s operating partnership agreement pursuant to the special limited partnership interest and its cash flow participation distribution rights if SST IV (1) lists its shares of common stock on a national exchange, (2) terminates the SST IV Advisory Agreement, (3) liquidates its portfolio, or (4) enters into an Extraordinary Transaction, as defined in the SST IV operating partnership agreement.
The SST IV Advisory Agreement provides for reimbursement of the SST IV Advisor’s direct and indirect costs of providing administrative and management services to SST IV. The SST IV Advisor will be required to pay or reimburse SST IV the amount by which SST IV’s aggregate annual operating expenses, as defined, exceed the greater of 2% of SST IV’s average invested assets or 25% of SST IV’s net income, as defined, unless a majority of SST IV’s independent directors determine that such excess expenses were justified based on unusual and non-recurring
factors.
SSGT II Advisory Agreement
The SSGT II Advisor provides acquisition and advisory services to SSGT II pursuant to an advisory agreement (the “SSGT II Advisory Agreement”). In connection with the SSGT II private placement offering, SSGT II is required to reimburse the SSGT II Advisor for organization and offering costs from the SSGT II private offering pursuant to the SSGT II Advisory Agreement.
The SSGT II Advisor will receive a monthly asset management fee equal to 0.1042%, which is one-twelfth
of 1.25%, of SSGT II’s aggregate asset value, as defined.
The SSGT II Advisor may also be potentially entitled to various subordinated distributions under SSGT II’s operating partnership agreement pursuant to the special limited partnership interest and its cash flow participation distribution rights. So long as the SSGT II Advisory Agreement has not been terminated (including by means of non-renewal),
SSGT II is required to pay the SSGT II Advisor a distribution from its operating partnership (other than net sale proceeds), pursuant to a special limited partnership interest, equal to 10.0% of any amount distributed to stockholders in excess of the amount required to provide stockholders with an annual aggregate distribution equal to 5.0% (reflective of the weighted average purchase price per share), cumulative within the subject calendar year (as adjusted for partial periods outstanding). Such distribution will be reconciled and paid annually. The cash flow participation distribution may be payable in cash or operating partnership units (or any combination thereof), at the election of the SSGT II Advisor.
The SSGT II Advisor may also be potentially entitled to various subordinated distributions under SSGT II’s operating partnership agreement if SSGT II (1) lists its shares of common stock on a national exchange, (2) terminates the SSGT II Advisory Agreement, (3) liquidates its portfolio, or (4) merges with another entity or enters into an Extraordinary Transaction, as defined in the SSGT II operating partnership agreement.
The SSGT II Advisory Agreement provides for reimbursement of the SSGT II Advisor’s direct and indirect costs of providing administrative and management services to SSGT II.

Property Management Agreements
Our indirect subsidiaries, Strategic Storage Property Management IV, LLC and SS Growth Property Management II, LLC (collectively the “Managed REITs Property Managers”), are entitled to receive fees for their services in managing the properties owned by the Managed REITs pursuant to property management agreements entered into between the owner of the property and the applicable Managed REIT’s Property Manager. The Managed REIT’s Property Managers will receive a property management fee equal to 6% of the gross revenues from the properties, generally subject to a monthly minimum of $3,000 per property, plus reimbursement of the costs of managing the properties, and a one-time
fee of $3,750 for each property acquired that would be managed by the Managed REITs Property Managers. Reimbursable costs and expenses include wages and salaries and other expenses of employees engaged in operating, managing and maintaining such properties. Pursuant to the property management agreements, we through our Operating Partnership employ the on-site
staff for the Managed REITs’ properties.
The SST IV property manager will be entitled to a construction management fee equal to 5% of the cost of a related construction or capital improvement work project in excess of $10,000.
Summary of Fees and Revenue Related to the Managed REITs
Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for year ended December 31, 2019:

Managed REIT Platform Revenues	Year Ended December 31, 2019
Advisory agreement – SST IV	$1,153,137
Property management agreement – SST IV	602,162
Tenant Program revenue – SST IV	254,148
Advisory agreement – SSGT II	310,786
Property management agreement – SSGT II	91,594
Tenant Program revenue – SSGT II	37,269
Other Managed REIT revenue (1)	619,210

Total	$3,068,306

(1)	Such revenues primarily includes construction management, development, and acquisitions related fees.
Reimbursable costs from affiliates includes reimbursement of both the SST IV and SSGT II Advisors’ direct and indirect costs of providing administrative and management services to the Managed REITs. Additionally, reimbursable costs includes reimbursement pursuant to the property management agreements for reimbursement of the costs of managing the Managed REITs’ properties, including wages and salaries and other expenses of employees engaged in operating, managing and maintaining such properties.
As of December 31, 2019 we had receivables due from SST IV and SSGT II totaling approximately $100,000 and $170,000 respectively, which are included in investments in and advances to the Managed REITs line-item in our consolidated balance sheet. Such amounts included unpaid amounts relative to the above table, in addition to other direct routine expenditures of the Managed REITs that we directly funded.

Administrative Services Agreement
In connection with the Self Administration Transaction, on June 28, 2019, we along with our Operating Partnership, the TRS and SSA (collectively, the “Company Parties”) entered into an Administrative Services Agreement with SAM (the “Administrative Services Agreement”), pursuant to which the Company Parties will be reimbursed for providing certain operational and administrative services to SAM which may include, without limitation, accounting and financial support, IT support, HR support, advisory services and operations support, and administrative support as set forth in the Administrative Services Agreement and SAM will be reimbursed for providing certain operational and administrative services to the Company Parties which may include, without limitation, due diligence support, marketing, fulfillment and offering support, events support, insurance support, and administrative and facilities support. For the year ended December 31, 2019, we incurred fees to SAM under the Administrative Services Agreement of approximately $2.1 million, which were recorded in our Managed REIT Platform expenses in our consolidated statement of operations for the year ended December 31, 2019, and recorded reimbursements of approximately $0.2 million, which were included in Managed REIT Platform revenue in our consolidated statement of operations for the year ended December 31, 2019. For the year ended December 31, 2019, we recorded reimbursements from SAM of approximately $0.1 million to the Company Parties as an allocation of rent and overhead for the portion of our Ladera Office occupied by SAM. As of December 31, 2019, approximately $0.3 million was included in due to affiliates on our consolidated balance sheet for amounts we owed SAM.